Intangible Assets - Schedule of Intangible Assets (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	$ 15,827	$ 24,683,852
Impact on loss of control of Canmart	(17,009)
Impact of sale of RPK		(24,666,888)
Movement in exchange rates	1,182	(1,137)
Intangible asset at ending		15,827
Cost [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		19,554
Impact on loss of control of Canmart
Impact of sale of RPK		(18,663)
Movement in exchange rates		(891)
Intangible asset at ending
Cost [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning	15,827	24,664,298
Impact on loss of control of Canmart	(17,009)
Impact of sale of RPK		(24,648,225)
Movement in exchange rates	1,182	(246)
Intangible asset at ending		15,827
Accumulated Amortization [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		4,946,637
Amortization
Impact of sale of RPK		(4,946,238)
Movement in exchange rates		(399)
Intangible asset at ending
Accumulated Amortization [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		16,992
Amortization
Impact of sale of RPK		(16,593)
Movement in exchange rates		(399)
Intangible asset at ending
Accumulated Amortization [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		4,929,645
Amortization
Impact of sale of RPK		(4,929,645)
Movement in exchange rates
Intangible asset at ending
Impairment [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,937,533
Impact of sale of RPK		(15,937,533)
Intangible asset at ending
Impairment [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		2,070
Impact of sale of RPK		(2,070)
Intangible asset at ending
Impairment [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,935,463
Impact of sale of RPK		(15,935,463)
Intangible asset at ending
Net book value [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		15,827
Intangible asset at ending
Net book value [Member] | Software [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning
Intangible asset at ending
Net book value [Member] | Licences [Member]
Schedule of Intangible Assets [Line Items]
Intangible asset at beginning		$ 15,827
Intangible asset at ending